Fair Value Measurement - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Measurement Of Liabilities [Abstract]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets	€ 0	€ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets	0	0
Transfers into Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 3 of fair value hierarchy, assets	0	0
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities	0	0
Transfers out of Level 2 into Level 1 of fair value hierarchy, liabilities	0	0
Transfers into Level 3 of fair value hierarchy, liabilities	0	0
Transfers out of Level 3 of fair value hierarchy, liabilities	€ 0	€ 0